SCHEDULE OF STOCK OPTIONS OUTSTANDING AND EXERCISABLE (Details)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares
IfrsStatementLineItems [Line Items]
Remaining Contractual Life (years)	1 year 2 months 12 days	1 year 25 days
Number of Options	1,035,991	1,193,659	744,993
Exercisable	710,497
Exercise Price One [Member]
IfrsStatementLineItems [Line Items]
Grant date	Oct. 30, 2019
Expiry date	Oct. 30, 2029
Exercise Price | $ / shares	$ 2.50
Remaining Contractual Life (years)	7 years 10 months 2 days
Number of Options	296,665
Exercisable	296,665
Exercise Price Two [Member]
IfrsStatementLineItems [Line Items]
Grant date	Nov. 19, 2019
Expiry date	Nov. 19, 2029
Exercise Price | $ / shares	$ 2.50
Remaining Contractual Life (years)	7 years 10 months 20 days
Number of Options	50,000
Exercisable	50,000
Exercise Price Three [Member]
IfrsStatementLineItems [Line Items]
Grant date	Apr. 30, 2020
Expiry date	Apr. 30, 2030
Exercise Price | $ / shares	$ 2.50
Remaining Contractual Life (years)	8 years 3 months 29 days
Number of Options	87,000
Exercisable	78,666
Exercise Price Four [Member]
IfrsStatementLineItems [Line Items]
Grant date	Apr. 30, 2020
Expiry date	Apr. 30, 2030
Exercise Price | $ / shares	$ 3.85
Remaining Contractual Life (years)	8 years 3 months 29 days
Number of Options	110,000
Exercisable	70,000
Exercise Price Five [Member]
IfrsStatementLineItems [Line Items]
Grant date	Jul. 03, 2020
Expiry date	Jul. 03, 2025
Exercise Price | $ / shares	$ 3.20
Remaining Contractual Life (years)	3 years 6 months 3 days
Number of Options	200,000
Exercisable	166,666
Exercise Price Six [Member]
IfrsStatementLineItems [Line Items]
Grant date	Nov. 24, 2020
Expiry date	Nov. 24, 2030
Exercise Price | $ / shares	$ 2.50
Remaining Contractual Life (years)	8 years 10 months 24 days
Number of Options	32,000
Exercisable	21,000
Exercise Price Seven [Member]
IfrsStatementLineItems [Line Items]
Grant date	Dec. 11, 2020
Expiry date	Dec. 11, 2030
Exercise Price | $ / shares	$ 2.15
Remaining Contractual Life (years)	8 years 11 months 12 days
Number of Options	12,500
Exercisable	12,500
Exercise Price Eight [Member]
IfrsStatementLineItems [Line Items]
Grant date	Feb. 02, 2021
Expiry date	Feb. 02, 2031
Exercise Price | $ / shares	$ 13.20
Remaining Contractual Life (years)	9 years 1 month 2 days
Number of Options	30,000
Exercisable	10,000
Exercise Price Nine [Member]
IfrsStatementLineItems [Line Items]
Grant date	Mar. 08, 2021
Expiry date	Mar. 08, 2026
Exercise Price | $ / shares	$ 13.90
Remaining Contractual Life (years)	4 years 2 months 8 days
Number of Options	10,000
Exercisable	5,000
Exercise Price Ten [Member]
IfrsStatementLineItems [Line Items]
Grant date	Apr. 27, 2021
Expiry date	Apr. 27, 2031
Exercise Price | $ / shares	$ 10.15
Remaining Contractual Life (years)	9 years 2 months 23 days
Number of Options	182,000
Exercisable
Exercise Price Eleven [Member]
IfrsStatementLineItems [Line Items]
Grant date	Sep. 09, 2021
Expiry date	Sep. 09, 2026
Exercise Price | $ / shares	$ 4.84
Remaining Contractual Life (years)	4 years 8 months 8 days
Number of Options	25,826
Exercisable